REDEEMABLE SERIES A PREFERRED STOCK – RELATED PARTY	12 Months Ended
Dec. 31, 2024
Redeemable Series Preferred Stock Related Party
REDEEMABLE SERIES A PREFERRED STOCK – RELATED PARTY

16. REDEEMABLE SERIES A PREFERRED STOCK – RELATED PARTY

Series A Preferred Stock

There are 25,000 shares of Series A Preferred Stock issued and outstanding. Each share of Series A Preferred Stock has a stated value of $1,000, for an aggregate value of $25 million.

On August 9, 2024, the Company amended and restated its certificate of designations of rights and preferences of the Series A Convertible Redeemable Preferred Stock (“Preferred Stock”). Pursuant to the Series A Amendment, the holder of the preferred stock, which is a related party, waived all accrued and future dividends in exchange for an increase in the liquidation preference to 125%. This modification of the Preferred Stock resulted in a non-cash decrease in accrued dividends and a corresponding increase in additional paid in capital of $2,667,000.

On April 22, 2024, the Company amended its articles of incorporation. Pursuant to the Series A Amendment, the conversion price, for purposes of determining the number of votes the holder of Series A Preferred Stock is entitled to cast, shall not be lower than $0.072. Further, the price at which the Series A Preferred Stock shall become convertible into shares of common stock of the Company shall be equal to the greater of (i) $0.02 per share or (ii) eighty (80%) percent of the Market Price as at the Conversion Date.

Each holder shall be entitled to vote on an “as converted” basis with holders of outstanding shares of our common stock, voting together as a single class, with respect to any and all matters presented to the stockholders for their action or consideration. For so long as the holder shall continue to hold any shares of Series A Preferred Stock issued to it on the date of the Acquisition, the holder shall be entitled to elect a number of directors to the Board equal to a percentage determined by the number of Series A Preferred Stock beneficially owned by the holders, determined on an “as converted” basis, divided by the sum of the number of shares of Common Stock outstanding plus the number of Series A Preferred Stock outstanding on an “as converted” basis, provided, that the number of directors that the holders are entitled to elect shall never be less than a majority of our Board.

Beginning January 1, 2026, the shares of Series A Preferred Stock shall be subject to redemption in cash at the option of the holder in an amount per share equal to the stated value plus all accrued and unpaid dividends thereon. In accordance with FASB ASC Topic 480, “Distinguishing Liabilities from Equity”, paragraph 10-S99, redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Accordingly, all of the shares of Series A Preferred Stock are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.